UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complaince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		11/09/10
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		100,592


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         Schedule 13F Report
                                                         September 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     1541    82600 SH       Sole                    79050              3550
ABB Ltd. Sponsored ADR         COM              000375204      565    26738 SH       Sole                    25138              1600
Acco Brands Corp               COM              00081t108     1130   196585 SH       Sole                   185385             11200
AES Corp.                      COM              00130h105      730    64300 SH       Sole                    60200              4100
Albany Int'l Corp-Cl A         COM              012348108     1997   105528 SH       Sole                   101378              4150
Allegheny Technologies Inc     COM              01741r102     2650    57040 SH       Sole                    54340              2700
American Equity Invt Life Hold COM              025676206     2137   208733 SH       Sole                   199033              9700
Anadarko Petroleum Corp.       COM              032511107      526     9225 SH       Sole                     8675               550
Annaly Capital Mgmt, Inc.      COM              035710409     1728    98182 SH       Sole                    93657              4525
Aon Corp.                      COM              037389103      495    12650 SH       Sole                    11900               750
Apple, Inc.                    COM              037833100      558     1965 SH       Sole                     1865               100
Applied Materials, Inc.        COM              038222105      581    49773 SH       Sole                    48273              1500
Aura Systems, Inc.             COM              051526200     2019  2926220 SH       Sole                  2924520              1700
Avon Products                  COM              054303102      657    20463 SH       Sole                    19403              1060
Bank Of America Corp.          COM              060505104      134    10260 SH       Sole                    10260
Banner Corporation             COM              06652V109     1988   920440 SH       Sole                   885540             34900
BE Aerospace, Inc.             COM              073302101     1575    51950 SH       Sole                    49375              2575
Bottomline Technologies, Inc.  COM              101388106     2318   150904 SH       Sole                   144554              6350
Cadence Design Systems, Inc.   COM              127387108     2151   281865 SH       Sole                   268265             13600
Cemex S.A.B. DE C.V.           COM              151290889      470    55329 SH       Sole                    51908              3421
Cinedigm Digital Cinema Corp   COM              172407108      551   420930 SH       Sole                   406805             14125
Cisco Systems, Inc.            COM              17275R102      591    26992 SH       Sole                    25392              1600
Citigroup, Inc.                COM              172967101      732   187275 SH       Sole                   178325              8950
CMS Energy                     COM              125896100     2042   113328 SH       Sole                   107553              5775
Coca Cola Co.                  COM              191216100      477     8151 SH       Sole                     7701               450
Commscope, Inc.                COM              203372107     1598    67320 SH       Sole                    64270              3050
Convergys Corp.                COM              212485106     2034   194640 SH       Sole                   185490              9150
Corning, Inc.                  COM              219350105      529    28925 SH       Sole                    27275              1650
Cytec Industries, Inc.         COM              232820100     2187    38788 SH       Sole                    36988              1800
Devon Energy Corp.             COM              25179m103      499     7712 SH       Sole                     7712
Diageo PLC Sponsored ADR       COM              25243Q205      439     6362 SH       Sole                     5962               400
Dot Hill Systems Corp.         COM              25848t109     2344  1674552 SH       Sole                  1601002             73550
Electro Scientific Inds, Inc.  COM              285229100     1141   102730 SH       Sole                    98780              3950
Ericsson (LM) Tel Sp ADR       COM              294821608      612    55825 SH       Sole                    52525              3300
Exide Technologies             COM              302051206      184    38450 SH       Sole                    38450
Exxon Mobil Corp.              COM              30231G102      433     7000 SH       Sole                     6373               627
Flow International, Inc.       COM              343468104     2091   794877 SH       Sole                   761877             33000
Genzyme Corp. Gen'l Division   COM              372917104      485     6850 SH       Sole                     6450               400
Goodrich Corp.                 COM              382388106     2403    32587 SH       Sole                    30762              1825
Goodyear Tire & Rubber         COM              382550101     2312   215047 SH       Sole                   204997             10050
HSBC Holdings PLC Sponsor ADR  COM              404280406      677    13390 SH       Sole                    12690               700
IBM, Inc.                      COM              459200101      687     5120 SH       Sole                     4770               350
Intel Corp.                    COM              458140100      687    35782 SH       Sole                    33637              2145
ION Geophysical Corp.          COM              462044108     1080   210093 SH       Sole                   201846              8247
Ivanhoe Energy Inc.            COM              465790103       94    45225 SH       Sole                    44325               900
Johnson & Johnson, Inc.        COM              478160104      524     8458 SH       Sole                     8008               450
JP Morgan Chase & Co.          COM              46625H100      673    17675 SH       Sole                    16525              1150
Kratos Defense & Security Solu COM              50077b207     2583   242531 SH       Sole                   232267             10264
McDonalds Corp.                COM              580135101      512     6875 SH       Sole                     6475               400
Medtronic, Inc.                COM              585055106      545    16223 SH       Sole                    15173              1050
MFA Financial, Inc.            COM              55272X102     1477   193570 SH       Sole                   183920              9650
Pacific Continental Corp       COM              69412V108     1186   131090 SH       Sole                   124865              6225
Par Technology Corp/Del        COM              698884103     1848   300565 SH       Sole                   289015             11550
PerkinElmer, Inc.              COM              714046109     1056    45619 SH       Sole                    45619
Petroleo Brasilero S.A.        COM              71654v408      464    12800 SH       Sole                    11850               950
Polyone Corp.                  COM              73179P106     2604   215362 SH       Sole                   204612             10750
Powerwave Technologies, Inc.   COM              739363109     3697  2031495 SH       Sole                  1938220             93275
Procter & Gamble Co.           COM              742718109      743    12390 SH       Sole                    11590               800
Qualcomm, Inc.                 COM              747525103      688    15250 SH       Sole                    14350               900
Rent-A-Center, Inc.            COM              76009N100     1703    76085 SH       Sole                    72635              3450
S1 Corp.                       COM              78463B101     2422   464785 SH       Sole                   445260             19525
Sanderson Farms, Inc.          COM              800013104     1637    37805 SH       Sole                    36180              1625
Schlumberger Ltd.              COM              806857108      471     7650 SH       Sole                     7200               450
Shaw Group, Inc.               COM              820280105     1104    32885 SH       Sole                    31485              1400
Southern National Bankcorp of  COM              843395104     1059   147295 SH       Sole                   140420              6875
Stancorp Financial Group Corp. COM              852891100     1625    42755 SH       Sole                    40455              2300
Symmetricom, Inc.              COM              871543104     2990   522646 SH       Sole                   500896             21750
Technitrol, Inc.               COM              878555101     2973   674215 SH       Sole                   643965             30250
Teletech Holdings, Inc.        COM              879939106     2182   147018 SH       Sole                   140268              6750
Teva Pharmaceutical Industries COM              881624209      517     9800 SH       Sole                     9250               550
Thermo Fisher Scientific Inc.  COM              883556102      642    13412 SH       Sole                    12562               850
Transocean Ltd                 COM              H8817H100      717    11148 SH       Sole                    10498               650
Tutor Perini Corp              COM              901109108     1880    93595 SH       Sole                    89320              4275
URS Corp.                      COM              903236107     1236    32535 SH       Sole                    31085              1450
Vanguard Short-Term Bond ETF   COM              921937827     1301    15919 SH       Sole                    15919
Visa Inc.                      COM              92826C839      664     8937 SH       Sole                     8387               550
Vishay Intertechnology, Inc.   COM              928298108     3067   316858 SH       Sole                   303783             13075
Wal-Mart Stores, Inc.          COM              931142103      782    14603 SH       Sole                    13603              1000
West Marine Inc.               COM              954235107      161    15875 SH       Sole                    15875

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